Revenue Disclosure: Schedule of Revenue and Associated Costs (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Revenues	$ 1,871		$ 10,237	$ 3,338	$ 30,538	$ 95,824	$ 0
Cost of goods sold	988		522	1,357	5,897	10,236	0
Gross margin	883	$ 85,588	9,715	1,981	24,641	85,588	0
Sales
Revenues	1,871		757	3,338	12,100	19,634	0
Cost of eBalance devices
Cost of goods sold	958	7,993	434	1,304	4,485
Royalty payable for eBalance devices
Cost of goods sold	30	2,243	88	53	1,412
Distribution rights
Revenues	$ 0	$ 76,190	$ 9,480	$ 0	$ 18,438	$ 76,190	$ 0